Income Taxes Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax
The components of loss from continuing operations before income taxes were generated solely in the United States as follows (in thousands):

	Year Ended December 31,
	2015	2014	2013
United States	$(79,920)	$(85,940)	$(62,182)

Schedule of Effective Income Tax Rate Reconciliation
Reconciliations of the statutory federal income tax rate and our effective tax rate consist of the following (in thousands):

	Year Ended December 31,
	2015	2014	2013
Tax at federal statutory rate	$(27,173)	$(29,220)	$(21,142)
State statutory rate (net of federal benefit)	(1,560)	(1,728)	(1,921)
Non-deductible stock compensation	2,334	(19)	619
Change in valuation allowance	24,332	30,571	22,184
Other	2,067	396	260
	$—	$—	$—

Schedule of Deferred Tax Assets and Liabilities
Significant components of our deferred tax assets and liabilities were as follows (in thousands):

	As of December 31,
Deferred tax assets:	2015	2014
Net operating loss carryforwards	$93,165	$72,984
Deferred rent	235	127
Accrued bonus	—	68
Accrued compensation	326	539
Stock-based compensation	6,224	3,266
Other reserves and accruals	4	2
Property and equipment	322	16
Deferred revenue	3,017	2,173
	103,293	79,175
Valuation allowance	(103,293)	(79,175)
Net deferred tax assets	$—	$—

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending amount of the gross unrecognized tax benefit is as follows (in thousands):

	Year Ended December 31,
	2015	2014	2013
Gross unrecognized tax benefits at the beginning of the year	$7,214	$4,513	$2,445
Increases for tax positions of prior years	133	871	—
Decreases for tax positions of prior years	(346)	(831)	—
Increases for tax positions related to the current year	2,539	2,661	2,068
Gross unrecognized tax benefits at the end of the year	$9,540	$7,214	$4,513